Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Work in process	$ 8,434	$ 9,870
Finished goods	10,583	13,946
Total	$ 19,017	$ 23,816